Share-Based Compensation - Additional Information (Details)		1 Months Ended		12 Months Ended
	Dec. 29, 2021 $ / shares	Apr. 30, 2021 shares	Jul. 31, 2019 Options $ / shares	Dec. 31, 2021 Option CAD ($) $ / shares
Share-Based Compensation
Number of options, granted | $				1,538,596
2017 Plan
Share-Based Compensation
Number of options, granted | Option				1,307,000
Weighted average exercise price of share options granted in share-based payment arrangement				$ 13.15
Number of shares | shares		1,307,000
Term year		10 years
Exercise price per share				$ 13.15
Covered Employees
Share-Based Compensation
Common shares | shares		1,326,591
Covered Employees | Maximum
Share-Based Compensation
Common shares | shares		1,901,994
Covered Employees | Minimum
Share-Based Compensation
Common shares | shares		575,403
Stock Dividend
Share-Based Compensation
Common shares | shares		400,000
Common shares | shares		425,000
Common Shares
Share-Based Compensation
Number of options, granted | Options			20,000
Weighted average exercise price of share options granted in share-based payment arrangement			$ 8.76
Closing price of shares			14.76
Exercise price per share			$ 8.76
Common Shares | 2017 Plan
Share-Based Compensation
Weighted average exercise price of share options granted in share-based payment arrangement	$ 13.15
Exercise price per share	$ 13.15